FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, VAR by Risk Type (Details) S/ in Thousands	12 Months Ended
	Dec. 31, 2023 PEN (S/) ft² Number Series	Dec. 31, 2022 PEN (S/)
Value at risk [Abstract]
Maximum level of confidence	99.00%
Statistical probability	1.00%
Number of day used to calculate value at risk	1 day
Amplified time frame of value at risk	10 days
Value at risk by area | ft²	10
Number of market risk factors | Number	129
Number of market curves | Number	45
Number of stock prices | Number	43
Number of mutual fund values | Number	37
Series of volatility | Series	4
Consolidated VaR by type of risk	S/ 28,860	S/ 74,247
Minimum [Member]
Value at risk [Abstract]
Holding period of value at risk	1 day
Maximum [Member]
Value at risk [Abstract]
Holding period of value at risk	10 days
Interest Rate Risk [Member]
Value at risk [Abstract]
Consolidated VaR by type of risk	S/ 29,399	74,343
Price Risk [Member]
Value at risk [Abstract]
Consolidated VaR by type of risk	5,291	5,219
Volatility Risk [Member]
Value at risk [Abstract]
Consolidated VaR by type of risk	20	2,032
Diversification Effect [Member]
Value at risk [Abstract]
Consolidated VaR by type of risk	S/ (5,850)	S/ (7,347)